General and Administrative (Schedule of General and Administrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
General and Administrative Expense [Abstract]
Salaries, fees and related expenses	$ 295	$ 269	$ 573	$ 527
Professional services	505	332	797	653
Share-based compensation	50	118	142	223
Fees to Directors	69	71	141	143
Directors' and Officers' Insurance	115	128	230	255
Lease and maintenance	9	14	18	27
Other expenses	56	43	123	141
Total	$ 1,099	$ 975	$ 2,024	$ 1,969